Operating Segment Information - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013
Segment Reporting [Abstract]
Number of reportable segment	1
Property and equipment, net	$ 33,985	$ 39,405